OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2016
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES	14.OTHER LONG-TERM LIABILITIES Other long-term liabilities consist of the following:
	As of December 31,
	2015	2016
Deposits from franchisees	215,424	249,552
Others	60,530	74,439

Total	275,954	323,991